UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	11/01/07

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$ 293,282.84 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer	 Title of Class  CUSIP	    Value      SHRS	Inv. 	Otr.  Voting
					   (x$1000)		Disc.	Mang. Auth.
CROCS INC	COM              227046109	27	406 SH	Sole	N/A	None
ISHARES INC 	MSCI PAC J IDX   464286665	3	20 SH	Sole	N/A	None
ISHARES TR 	RUSL 2000 VALU   464287630	7	90 SH	Sole	N/A	None
ISHARES TR 	S&P LTN AM 40    464287390	2	10 SH	Sole	N/A	None
ISHARES TR 	S&P 100 IDX FD   464287101	6	80 SH	Sole	N/A	None
MIDCAP SPDR
TR 	        UNIT SER 1       595635103	105	653 SH	Sole	N/A	None
RYDEX ETF
TR	        S&P 500 EQ TRD   78355W106	103	2063 SH	Sole	N/A	None
STREETTRACKS
GOLD TR 	GOLD SHR         863307104	3	40 SH	Sole	N/A	None
ISHARES TR 	RUSL 2000 GRW    464287648	8	90 SH	Sole	N/A	None
ISHARES TR 	RUSSELL1000GRW   464287614	35	575 SH	Sole	N/A	None
ISHARES TR 	RUSSELL1000VAL   464287598	21	250 SH	Sole	N/A	None
ISHARES TR 	S&P EURO PLUS    464287861	9	75 SH	Sole	N/A	None
ISHARES TR 	HIGH YLD CORP    464288513	35	333 SH	Sole	N/A	None
ISHARES TR 	LEHMAN 10-20YR   464288653	72	711 SH	Sole	N/A	None
POWERSHARES
ETF TR 	        FINL PFD PTFL    73935X229	7320	327225
                                                        SH	Sole	N/A	None
BLDRS INDEX
FDS TR 	        EMER MK 50 ADR   09348R300	44	828 SH	Sole	N/A	None
ISHARES INC 	MSCI EMU INDX    464286608	193	1595 SH	Sole	N/A	None
ISHARES INC 	MSCI JAPAN       464286848	3	175 SH	Sole	N/A	None
ISHARES TR 	S&G GL MATERIA   464288695	209	2636 SH	Sole	N/A	None
WISDOMTREE TR 	INTL MIDCAP DV   97717W778	187	2597 SH	Sole	N/A	None
WESTERN AST 	HIGH INCM OPP
                COM              95766K109	13221	2043397
                                                        SH	Sole	N/A	None
DJ WILSHIRE 	REIT ETF         78464A607	6088	749768
                                                        SH	Sole	N/A	None
ISHARES TR 	DJ SEL DIV INX   464287168	198	2854 SH	Sole	N/A	None
ISHARES TR 	GS NAT RES IDX   464287374	21	162 SH	Sole	N/A	None
ISHARES TR 	MSCI EAFE IDX    464287465	42687	516850
                                                        SH	Sole	N/A	None
ISHARES TR 	MSCI EMERG MKT   464287234	14481	96893
                                                        SH	Sole	N/A	None
ISHARES TR 	MSCI GRW IDX     464288885	75	944 SH	Sole	N/A	None
ISHARES TR 	MSCI VAL IDX     464288877	71	911 SH	Sole	N/A	None
ISHARES TR 	RUSSELL MDCAP
                GR               464287481	17700	152455
                                                        SH	Sole	N/A	None
ISHARES TR 	RUSSELL MDCAP
                VL               464287473	16257	107450
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P SMLCP GROW   464287887	20946	146232
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P SMLCP VALU   464287879	14538	192681
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P500/BAR GRW   464287309	35262	495532
                                                        SH	Sole	N/A	None
ISHARES TR 	S&P500/BAR VAL   464287408	29286	359519
                                                        SH	Sole	N/A	None
POWERSHARES
ETF TR 	        INTL DIV ACHV    73935X716	218	10235
                                                        SH	Sole	N/A	None
SPDR DJ
WILSHIRE 	INTNTNL RE       78463X863	8262	128598
                                                        SH	Sole	N/A	None
STREETTRACKS
SER TR  	WILSHIRE REIT    86330E604	0	204 SH	Sole	N/A	None
VANGUARD STR
IDX FDS 	ENERGY VIPERS    92204A306	11816	108739
                                                        SH	Sole	N/A	None
VANGUARD STR
IDX FDS 	MATLS VIPERS     92204A801	8741	99397
                                                        SH	Sole	N/A	None
ISHARES TR 	GS CORP BD FD    464287242	12083	114112
                                                        SH	Sole	N/A	None
ISHARES TR 	US TIPS BD FD    464287176	28152	275923
                                                        SH	Sole	N/A	None
ISHARES TR 	1-3 YR TRS BD    464287457	1088	13389
                                                        SH	Sole	N/A	None
ISHARES TR 	20+ YR TRS BD    464287432	1	15 SH	Sole	N/A	None
ISHARES TR 	7-10 YR TRS BD   464287440	3744	44634
                                                        SH	Sole	N/A	None